SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The condensed consolidated interim financial information, in this case quarterly financial information, aim to provide updated information based on the last annual financial statements disclosed. Therefore, the quarterly financial information focus on new activities, events and circumstances and do not repeat the information previously disclosed, except when Management judges that the maintenance of the information is relevant.

The condensed consolidated interim financial information was prepared based on the accounting policies and estimates calculation methodologies adopted in the preparation of the annual financial statements for the year ended December 31, 2020 (note 3), except for: (i) the income taxes, which were measured according to IAS 34 by applying the estimated annual effective tax rate to the pre-tax profit or loss for the interim period; and (ii) reclassification of payment of interest in the statements of cash flows, as described below.

In the nine-month period ended on September 30, 2021, the Company changed the classification of payment of interest in the statement of cash flows, reclassifying this item from Operating Activities to Financing Activities. This change was made for better presentation of the Company’s cash flows and convergence with the reports used by the administration in its management.

To ensure comparability between the periods presented, the Company performed the following reclassifications for the nine-month period ended on September 30, 2020:

			Jan - Sep 2020

	Previously presented	Reclassification	Restated
Net cash provided by operating activities	5,110,377	1,002,146	6,112,523
Net cash used in investing activities	(923,071)	-	(923,071)
Net cash provided by (used in) financing activities	1,696,751	(1,002,146)	694,605
Effect of exchange rate variation on cash and cash equivalents	1,276,745	-	1,276,745
Net increase in cash and cash equivalents	7,160,802	-	7,160,802

There were no other changes on such policies and estimates calculation methodologies. As allowed by IAS 34, Management decided not to disclose again the details of the accounting policies adopted by the Company. Hence, the condensed consolidated interim financial information should be read along with the annual financial statements for the year ended on December 31, 2020, in order to allow the users to further understand the Company’s financial conditions and liquidity, as well as its capacity to generate profits and cash flows.